Recovery and settlement of on-balance sheet assets and liabilities (Tables)	12 Months Ended
Oct. 31, 2025
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Recovery and settlement of on-balance sheet assets and liabilities
The table below presents an analysis of assets and liabilities recorded on our Consolidated Balance Sheets by amounts to be recovered or settled within one year and after one year, as at the balance sheet date, based on contractual maturities and certain other assumptions outlined in the footnotes below. As warranted, we manage the liquidity risk of various products based on historical behavioural patterns that are often not aligned with contractual maturities. Amounts to be recovered or settled within one year, as presented below, may not be reflective of our long-term view of the liquidity profile of certain balance sheet categories.

	As at
	October 31, 2025			October 31, 2024
(Millions of Canadian dollars)	Within one year	After one year	Total	Within one year	After one year	Total
Assets
Cash and due from banks (1)	$35,136	$1,888	$37,024	$55,003	$1,720	$56,723
Interest-bearing deposits with banks	50,364	–	50,364	66,020	–	66,020
Securities
Trading (2)	204,063	15,004	219,067	170,460	12,840	183,300
Investment, net of applicable allowance	70,438	272,283	342,721	45,418	211,200	256,618
Assets purchased under reverse repurchase and securities borrowed	309,632	51	309,683	350,622	181	350,803
Loans
Retail	200,928	451,416	652,344	174,761	452,217	626,978
Wholesale	98,494	298,677	397,171	89,492	270,947	360,439
Allowance for loan losses			(7,093)			(6,037)
Other
Derivatives (2)	174,943	2,263	177,206	148,605	2,007	150,612
Premises and equipment	109	6,710	6,819	156	6,696	6,852
Goodwill	–	19,405	19,405	–	19,286	19,286
Other intangibles	–	7,402	7,402	–	7,798	7,798
Other assets	90,520	22,373	112,893	69,287	22,903	92,190
	$1,234,627	$1,097,472	$2,325,006	$1,169,824	$1,007,795	$2,171,582
Liabilities
Deposits (3)	$1,244,662	$270,954	$1,515,616	$1,144,860	$264,671	$1,409,531
Other
Obligations related to securities sold short	49,241	650	49,891	32,824	2,462	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	287,844	1,672	289,516	304,855	466	305,321
Derivatives (2)	182,415	1,538	183,953	158,622	5,141	163,763
Insurance contract liabilities (4)	382	23,945	24,327	459	21,772	22,231
Other liabilities	73,000	35,591	108,591	70,499	24,213	94,712
Subordinated debentures	2,091	11,870	13,961	–	13,546	13,546
	$1,839,635	$346,220	$2,185,855	$1,712,119	$332,271	$2,044,390
(1)	Cash and due from banks are assumed to be recovered within one year, except for cash balances not available for use by the Bank beyond one year.
(2)	Trading securities classified as FVTPL and trading derivatives are presented as within one year as this best represents in most instances the short-term nature of our trading activities, except for debt securities relating to the Insurance segment which are presented based on contractual maturity. Trading securities designated as FVTPL are generally presented based on contractual maturity.
Non-trading
derivatives are presented according to the recovery or settlement of the hedging transaction.
(3)	Demand deposits of $673 billion (October 31, 2024 – $585 billion) are presented as within one year due to their being repayable on demand or at short notice on a contractual basis. In practice, these deposits relate to a broad range of individuals and customer-types which form a stable base for our operations and liquidity needs.
(4)	Insurance contract liabilities reflect the estimated timing of when settlement of those amounts are expected to occur. The amounts payable on demand relating to policyholders’ cash and/or account values for insurance contract liabilities, including segregated fund insurance contract liabilities, is $8 billion (October 31, 2024 – $8 billion).